Shareholders' Equity - Summary of Composition of Share Capital (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Number of Shares Authorized	179,872,754	107,265,966
Number of Shares Issued and outstanding	16,948,226	15,855,287